Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000243161 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Moderate Quarterly Laddered ETF
Class Name	iShares Large Cap Moderate Quarterly Laddered ETF
Trading Symbol	IVVM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Moderate Quarterly Laddered ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Moderate Quarterly Laddered ETF	$50(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 50	[1]
Expense Ratio, Percent	0.47%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 13.43%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 19.56%.
What contributed to performance?
As designed, the Fund utilized options to create buffers with staggered maturities to remain invested in equities while seeking to dampen drawdowns during periods of market weakness. With approximately one-third of its buffer tranches resetting each month, the Fund was able to refresh the upside cap frequently and capture 69% of the market's upside over the period. The options strategy also helped mitigate downside during the market sell-off at the end of the first quarter of 2026.
What detracted from performance?
As designed, the Fund underperformed during periods of strong equity performance, while providing downside protection when equities moved lower at the end of the first quarter of 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 28, 2023 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.43%	14.08%
S&P 500 Index	19.56	20.60

Performance Inception Date	Jun. 28, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 173,757,956
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 689,524
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$173,757,956
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$689,524
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Purchased Put Options	2.2%
Futures	0.0	%(a)
Written Call Options	(0.4)%
Written Put Options	(1.0)%
Money Market Funds	0.6%
Liabilities in excess of other assets	(0.1)
(a)	Rounds to less than 0.1%.

C000243162 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Deep Quarterly Laddered ETF
Class Name	iShares Large Cap Deep Quarterly Laddered ETF
Trading Symbol	IVVB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Deep Quarterly Laddered ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Deep Quarterly Laddered ETF	$50(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 50	[2]
Expense Ratio, Percent	0.47%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 11.45%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 19.56%.
What contributed to performance?
As designed, the Fund utilized options to create buffers with staggered maturities to remain invested in equities while seeking to dampen drawdowns during periods of market weakness. With approximately one-third of its buffer tranches resetting each month, the Fund was able to refresh the upside cap frequently and capture 69% of the market's upside over the period. The options strategy also helped mitigate downside during the market sell-off at the end of the first quarter of 2026.
What detracted from performance?
As designed, the Fund underperformed during periods of strong equity performance, while providing downside protection when equities moved lower at the end of the first quarter of 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 28, 2023 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	11.45%	11.89%
S&P 500 Index	19.56	20.60

Performance Inception Date	Jun. 28, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 126,274,325
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 601,160
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$126,274,325
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$601,160
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Purchased Put Options	1.0%
Futures	0.0	%(a)
Written Put Options	(0.2)%
Written Call Options	(0.4)%
Money Market Funds	0.6%
Liabilities in excess of other assets	(0.0	)(b)
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.